STOCKHOLDERS' EQUITY (Details) - Schedule of assumptions used in Black-Scholes Model - Stock options [Member]	May 06, 2020 $ / shares
STOCKHOLDERS' EQUITY (Details) - Schedule of assumptions used in Black-Scholes Model [Line Items]
Stock price (in Dollars per share)	$ 2.00
Risk-free interest rate	0.37%
Dividend yield	0.00%
Minimum [Member]
STOCKHOLDERS' EQUITY (Details) - Schedule of assumptions used in Black-Scholes Model [Line Items]
Volatility	42.03%
Expected life in years	5 years 6 months
Maximum [Member]
STOCKHOLDERS' EQUITY (Details) - Schedule of assumptions used in Black-Scholes Model [Line Items]
Volatility	42.19%
Expected life in years	5 years 9 months 18 days